Earnings Per Share - Summary of Earnings Per Share (Detail) - JPY (¥) ¥ / shares in Units, shares in Thousands, ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Basic:
Profit attributable to shareholders of the Company	¥ 873,346	¥ 911,831	¥ 499,573
Weighted average number of common stock in issue (in thousands of shares)	1,329,026	1,364,770	1,370,738
Basic earnings per share	¥ 657.13	¥ 668.12	¥ 364.46
Diluted:
Profit attributable to the common shareholders of the Company	¥ 873,346	¥ 911,831	¥ 499,573
Net profit used to determine diluted earnings per share	¥ 873,346	¥ 911,831	¥ 499,573
Weighted average number of common stock in issue (in thousands of shares)	1,329,026	1,364,770	1,370,738
Adjustments for stock options (in thousands of shares)	386	463	561
Weighted average number of common stock for diluted earnings per share (in thousands of shares)	1,329,412	1,365,233	1,371,299
Diluted earnings per share	¥ 656.94	¥ 667.89	¥ 364.31